April 30, 1998


                                 P H O E N I X
                                      F U N D S



                                  ANNUAL REPORT


                                                      o PHOENIX SMALL CAP FUND

                                                      o PHOENIX STRATEGIC
                                                        THEME FUND

                                                      o PHOENIX EQUITY
                                                        OPPORTUNITIES FUND






[PHOENIX LOGO] PHOENIX
               INVESTMENT PARTNERS

     Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.

Chairman's Message

Dear Phoenix Funds Shareholder:

     I'm pleased to make you aware that we recently changed our corporate name to Phoenix Investment Partners, Ltd. We feel this new name better fits the growing investment management firm we have been building and reflects our commitment to partnership and excellence in serving the financial needs of investors like you.

     Over the past year, we have added several of the industry's most experienced and talented money managers to our team to provide you with a wider variety of quality investment products. Phoenix Investment Partners offers you access to the distinct investment styles of independent money managers across the U.S. and around the world:

     Aberdeen Fund Managers, Inc.
     Duff & Phelps Investment Management Co.
     Phoenix Investment Counsel, Inc.
     Roger Engemann & Associates, Inc.
     Seneca Capital Management LLC
     Classic Value group, led by Chris Bertelsen
     Quantitative Value group, led by Steve Colton and Dong Hao Zhang

     As always, we are committed to providing you with sound investments and outstanding service--now with even more choices, including value-style mutual funds. To learn more about our new partners and their distinctive investment styles, contact your financial advisor or call a marketing specialist at 1-800-243-4361.


                                  Sincerely,


                                  /s/ Philip R. McLoughlin

                                  Philip R. McLoughlin
                                  President, Phoenix Funds

PHOENIX SMALL CAP FUND

INVESTOR PROFILE

     Phoenix Small Cap Fund is designed for long-term investors seeking above-average capital appreciation through investments in small-capitalization stocks.

INVESTMENT ADVISER'S REPORT

     The Phoenix Small Cap Fund posted strong performance for the fiscal year ended April 30, 1998. The Fund's Class A shares returned 52.33% and Class B shares returned 51.16%. During the same period, the Russell 2000 Growth Index returned 43.70%.* The Fund's cumulative return since inception is 115.75%, more than double the 49.14% cumulative gain posted by the Russell 2000 Growth Index for the same period. All performance figures assume reinvestment of dividends and exclude the effect of sales charges. Small company investing involves added risks, including greater price volatility, less liquidity and increased competitive threat.

     The last six and 12 months have been a time of great volatility for the small-cap sector of the market. After a difficult period for the first quarter of 1997, small-cap growth stocks experienced a significant rally that ended in October 1997. The sudden halt and ensuing market correction was spurred by the Asian currency crisis. The Fund was able to weather this storm due to a significant underweighting in the technology sector; however, the energy weighting proved most difficult during this period.

     At year-end 1997, the Fund was well-positioned to take advantage of the changing market climate. The market turbulence enabled the Fund to build positions in several exciting themes. Internet Commerce Ignition, a new theme, represents companies benefiting from the explosive growth of the number of people and businesses utilizing the Internet for retailing, advertising, and business-to-business commerce. Move To Outsourcing is a theme that captures the significant movement by corporations to outsource all but core competencies. Software Solutions is a long-running theme that enables us to capitalize on new software solutions, which help individuals and corporations to re-engineer their businesses. Cancer Clinic is a theme we introduced to allow the Fund to participate in the potential breakthroughs we believe we are likely to see in the battle against numerous types of cancer.

OUTLOOK

     Looking forward, we believe the Fund is well-positioned for the current investment climate, which is characterized by worries of the "Asian flu" and turmoil in the world's currency markets. Our driving themes coupled with our defensive use of cash should serve us well in this climate. Finally, the small-cap sector has certainly been a clearly out-of-favor sector compared with the large-cap sector. The Fund has been able to provide solid performance despite this difficult environment. We await the opportunity of having the wind at the back of small-cap stocks.

* The Russell 2000 Growth Index is an unmanaged, commonly used measure of total return performance of small-cap stocks. The Index is not available for direct investment.

Phoenix Small Cap Fund
--------------------------------------------------------------------------------

[TABULAR REPRESENTATION OF PIE CHART]

Special Situations                  5.9%
Short-terms & Equivalents          16.7%
Internet Commerce Ignition         11.8%
Software Solutions                  8.6%
Energy Technology                   8.2%
Deep Water Dynamics                 7.1%
Move to Outsourcing                 6.7%
Temporary Teams                     4.4%
Intl Telecom Deregulation           4.4%
Next Destination Data               3.8%
Deregulating Financial Services     3.7%
Cancer Clinic                       3.6%
Next Generation Semiconductors      3.4%
21st Century Medicine               2.2%
Alternate Energy                    2.1%
America's Educational Crisis        2.1%
Holistic Healthcare                 1.8%
Kardiac Kids                        1.4%
Viral Threat                        1.3%
Speed Racing                        0.8%



[TABULAR REPRESENTATION OF LINE CHART]

                    Small Cap Fund          Small Cap Fund       Russell 2000
                      --Class A               --Class B          Growth Index*
                    --------------          --------------       --------------
10/16/95                9525                     10000              10000
4/30/96                15950                     16680              12005
4/30/97                13489                     14007              10379
4/30/98               $20548                    $20874             $15278




Average Annual Total Returns
for the Periods Ending 4/30/98

                                          From Inception
                                           10/16/95 to
                                1 Year       4/30/98
--------------------------------------------------------
Class A with 4.75% sales
  charge                         45.14%        32.79%
--------------------------------------------------------
Class A at net asset value       52.33%        35.36%
--------------------------------------------------------
Class B with CDSC                47.16%        33.61%
--------------------------------------------------------
Class B at net asset value       51.16%        34.36%
--------------------------------------------------------
Russell 2000 Growth Index*       43.70%        18.16%
--------------------------------------------------------


This chart assumes an initial gross investment of $10,000 made on 10/16/95 (inception of the Fund) for Class A and Class B shares. The total return for Class A shares reflects the maximum sales charge of 4.75% on the initial investment and assumes reinvestment of dividends and capital gains. The total return for Class B shares reflects the 5% contingent deferred sales charge
(CDSC), which is applicable on all shares redeemed during the 1st year after purchase and 4% for all shares redeemed during the 2nd year after purchase (scaled down to 3%--3rd year; 2%--4th and 5th year and 0% thereafter). Returns indicate past performance, which is not predictive of future performance. Investment return and net asset value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

 *The Russell 2000 Growth Index is a commonly used, unmanaged indicator of stock market total return performance for small-cap companies with above-average growth orientation. The index does not reflect sales charges.

Phoenix Small Cap Fund
------------------------------------------------------


                         INVESTMENTS AT APRIL 30, 1998


                                                    SHARES            VALUE
                                                ---------------  ---------------
COMMON STOCKS--76.4%
AUTO/TRUCK--TIRES & MISCELLANEOUS--0.3%
  Championship Auto Racing Teams,
    Inc. (b).......................                     49,500   $       934,312
                                                                 ---------------
CHEMICALS--SPECIALITY--0.5%
  North American Scientific, Inc.
    (b)............................                     50,000         1,775,000
                                                                 ---------------
COMMERCIAL SERVICES--BUSINESS SERVICE--0.2%
  American Dental Partners, Inc
    (b)............................                     33,000           581,625
                                                                 ---------------
COMMERCIAL SERVICES--MISCELLANEOUS--2.5%
  Condor Technology Solutions, Inc.
    (b)............................                    240,000         4,185,000
  INSpire Insurance Solutions,
    Inc............................                    139,000         4,673,875
                                                                 ---------------
                                                                       8,858,875
                                                                 ---------------
COMMERCIAL SERVICES--STAFFING--4.4%
  Administaff, Inc. (b)............                     82,000         3,536,250
  RCM Technologies, Inc. (b).......                     69,000         1,656,000
  Staff Leasing, Inc. (b)..........                    172,000         5,031,000
  Staffmark, Inc. (b)..............                    120,000         5,100,000
                                                                 ---------------
                                                                      15,323,250
                                                                 ---------------
COMPUTER--LOCAL NETWORKS--0.1%
  Visual Networks, Inc. (b)........                     10,000           331,250
                                                                 ---------------
COMPUTER--SERVICES--8.1%
  Brightstar Information Technology
    Group, Inc. (b)................                     27,500           429,687
  Ciber, Inc. (b)..................                     87,000         2,827,500
  Complete Business Solutions, Inc
    (b)............................                    157,000         5,367,437
  Icon CMT Corp. (b)...............                    240,000         5,010,000
  Manhattan Associates, Inc (b)....                     11,000           248,875
  Mindspring Enterprises, Inc.
    (b)............................                     70,000         4,725,000
  Sapient Corp. (b)................                     80,000         3,950,000
  Usweb Corp. (b)..................                    263,000         5,999,687
                                                                 ---------------
                                                                      28,558,186
                                                                 ---------------
COMPUTER--SERVICES--ADVERTISING--1.9%
  Doubleclick, Inc. (b)............                    160,000         6,670,000
                                                                 ---------------
COMPUTER--SOFTWARE--2.7%
  Advantage Learning Systems, Inc.
    (b)............................                    105,000         3,307,500
  Documentum, Inc. (b).............                    110,500         5,953,188
  Exodus Communications, Inc.
    (b)............................                     10,200           387,600
                                                                 ---------------
                                                                       9,648,288
                                                                 ---------------
COMPUTER--SOFTWARE--EDUCATIONAL--1.1%
  Learning Co., Inc. (The) (b).....                    140,000         4,007,500
                                                                 ---------------
COMPUTER--SOFTWARE--ENTERPRISES--3.8%
  Brio Technology, Inc. (b)........                     10,000           110,000
  Citrix Systems, Inc. (b).........                     58,000         3,603,250


                                                    SHARES            VALUE
                                                ---------------  ---------------
COMPUTER--SOFTWARE--ENTERPRISES--CONTINUED
  Legarto Systems, Inc. (b)........                    188,000   $     5,945,500
  Manugistics Group, Inc. (b)......                     58,000         3,480,000
  Mobius Management Systems, Inc.
    (b)............................                      5,000            92,500
                                                                 ---------------
                                                                      13,231,250
                                                                 ---------------
COMPUTER--SOFTWARE--INTERNET--8.8%
  Earthlink Network, Inc. (b)......                     94,000         6,668,125
  Excite, Inc. (b).................                     76,000         5,082,500
  First Virtual Corp. (b)..........                     64,000         1,008,000
  Infoseek Corp. (b)...............                    152,000         5,111,000
  Lycos, Inc. (b)..................                     74,400         4,598,850
  Yahoo! Inc. (b)..................                     70,000         8,325,625
                                                                 ---------------
                                                                      30,794,100
                                                                 ---------------
COMPUTER SOFTWARE--SECURITY--3.8
  ISS Group, Inc. (b)..............                    164,000         7,257,000
  SCM Microsystems, Inc. (b).......                     91,000         6,210,750
                                                                 ---------------
                                                                      13,467,750
                                                                 ---------------
COSMETICS/PERSONAL CARE--0.9%
  NBTY, Inc. (b)...................                     90,000         1,800,000
  Nutraceutical International Corp.
    (b)............................                     87,000         1,566,000
                                                                 ---------------
                                                                       3,366,000
                                                                 ---------------
DIVERSIFIED OPERATIONS--0.9%
  SLH Corp. (b)....................                    103,000         3,090,000
                                                                 ---------------
ELECTRIC--LASER SYSTEMS--COMPONENT--1.0%
  Cymer, Inc. (b)..................                    154,000         3,436,125
                                                                 ---------------
ELECTRIC--MISCELLANEOUS--COMPONENTS--0.5%
  Artisan Components, Inc. (b).....                     95,000         1,674,375
                                                                 ---------------
ELECTRIC PRODUCTS--MISCELLANEOUS--0.8%
  Ballard Power Systems, Inc.
    (b)............................                     23,500         2,701,031
                                                                 ---------------
ELECTRIC--SEMICONDUCTOR--EQUIPMENT--1.5%
  Aspec Technology, Inc. (b).......                    120,000         1,665,000
  SpeedFam International, Inc.
    (b)............................                    123,500         3,581,500
                                                                 ---------------
                                                                       5,246,500
                                                                 ---------------
ELECTRICAL--CONNECTORS--0.9%
  Level One Communications, Inc
    (b)............................                    105,000         3,268,125
                                                                 ---------------
ENERGY--OTHER--0.4%
  Energy Research Corp. (b)........                     63,000         1,539,563
                                                                 ---------------
FINANCIAL SERVICES--MISCELLANEOUS--1.5%
  AMRESCO, Inc. (b)................                     55,000         1,993,750
  First Sierra Financial, Inc.
    (b)............................                     47,900         1,209,475


4                      See Notes to Financial Statements.




PHOENIX SMALL CAP FUND
------------------------------------------------------

                                                    SHARES            VALUE
                                                ---------------  ---------------
FINANCIAL SERVICES--MISCELLANEOUS--CONTINUED
  Healthcare Financial Partners,
    Inc. (b).......................                     41,000   $     2,065,375
                                                                 ---------------
                                                                       5,268,600
                                                                 ---------------
INSURANCE--LIFE--0.9%
  Annuity and Life Re (Holdings)
    Ltd. (b).......................                    130,000         3,103,750
                                                                 ---------------
LEISURE--SERVICES--0.6%
  International Speedway Corp......                     55,000         1,973,125
                                                                 ---------------
MEDICAL--BIOMED/GENETICS--4.1%
  Aviron (b).......................                     90,000         2,233,125
  Coulter Pharmaceutical, Inc.
    (b)............................                    204,000         5,865,000
  Immunex Corp. (b)................                     55,000         3,774,375
  Medimmune, Inc. (b)..............                     45,000         2,373,750
                                                                 ---------------
                                                                      14,246,250
                                                                 ---------------
MEDICAL--ETHICAL DRUGS--0.4%
  Theragenics Corp. (b)............                     44,500         1,268,250
                                                                 ---------------
MEDICAL--GENERIC DRUGS--0.5%
  Schein Pharmaceutical, Inc.
    (b)............................                     72,000         1,764,000
                                                                 ---------------
MEDICAL--HOSPITALS--0.3%
  Province Healthcare Co. (b)......                     41,000         1,132,625
                                                                 ---------------
MEDICAL--INSTRUMENTS--1.6%
  Cyberonics, Inc. (b).............                    110,000         2,640,000
  Novoste Corp. (b)................                    120,500         2,982,375
                                                                 ---------------
                                                                       5,622,375
                                                                 ---------------
MEDICAL--PRODUCTS--0.9%
  Horizon Medical Products, Inc.
    (b)............................                     90,000         1,338,750
  Perclose, Inc. (b)...............                     60,000         1,822,500
                                                                 ---------------
                                                                       3,161,250
                                                                 ---------------
METAL ORES--MISCELLANEOUS--0.5%
  Stillwater Mining Co. (b)........                     65,000         1,718,438
                                                                 ---------------
OIL & GAS--DRILLING--3.8%
  Cliffs Drilling Co. (b)..........                    117,000         5,769,563
  Marine Drilling Companies, Inc
    (b)............................                    316,000         7,682,750
                                                                 ---------------
                                                                      13,452,313
                                                                 ---------------
OIL & GAS--FIELD SERVICES--2.8%
  Friede Goldman International,
    Inc. (b).......................                    245,000         9,861,250
                                                                 ---------------
OIL & GAS--MACHINERY/EQUIPMENT--3.5%
  Dril-Quip, Inc. (b)..............                    150,000         5,390,625
  Gulf Island Fabrication, Inc.
    (b)............................                     65,700         1,527,525


                                                    SHARES            VALUE
OIL & GAS--MACHINERY/EQUIPMENT--CONTINUED       ---------------  ---------------
  National-Oilwell, Inc. (b).......                    147,000   $     5,576,813
                                                                 ---------------
                                                                      12,494,963
                                                                 ---------------
RETAIL--SUPERMARKET--0.9%
  Whole Foods Market, Inc. (b).....                     50,000         3,093,750
                                                                 ---------------
RETAIL/WHOLESALE--BUILDING PRODUCTS--0.5%
  Central Garden & Pet Co. (b).....                     48,000         1,644,000
                                                                 ---------------
RETAIL/WHOLESALE--COMPUTERS--0.5%
  PC Connection, Inc. (b)..........                     81,000         1,756,688
                                                                 ---------------
TELECOMMUNICATIONS--EQUIPMENT--2.7%
  Inter-Tel, Inc...................                    130,000         3,071,250
  Yurie Systems, Inc. (b)..........                    180,000         6,255,000
                                                                 ---------------
                                                                       9,326,250
                                                                 ---------------
TELECOMMUNICATIONS--SERVICES--5.3%
  IDT Corp. (b)....................                     47,900         1,469,931
  ITC Deltacom, Inc. (b)...........                    124,000         3,549,500
  Primus Telecommunications Group,
    Inc. (b).......................                    130,000         3,103,750
  STAR Telecommunications, Inc.
    (b)............................                    232,000         6,278,500
  Telegroup, Inc. (b)..............                     57,600           864,000
  Winstar Communications, Inc.
    (b)............................                     92,000         3,576,500
                                                                 ---------------
                                                                      18,842,181
                                                                 ---------------
TOTAL COMMON STOCKS
  (Identified cost $242,930,300)...............................      268,233,163
                                                                 ---------------

FOREIGN COMMON STOCKS--6.9%
COMPUTER--SOFTWARE--1.1%
  Lernout & Hauspie Speech Products
    N.V. (Belgium) (b).............                     62,000         3,952,500
                                                                 ---------------
ELECTRIC--SEMICONDUCTOR--MFG--0.1%
  Arm Holdings PLC ADR (United
    Kingdom) (b)...................                      5,000           201,875
                                                                 ---------------
MEDICAL--ETHICAL DRUGS--0.6%
  Shire Pharmaceuticals Group PLC
    ADR (United Kingdom) (b).......                     97,000         2,182,500
                                                                 ---------------
OIL & GAS--FIELD SERVICES--5.1%
  Bouygues Offshore SA ADR
    (France).......................                    100,000         2,143,750
  Coflexip SA Sponsored ADR
    (France).......................                    116,000         8,265,000
  Core Laboratories NV ADR
    (Netherlands) (b)..............                     65,000         1,844,375


                       See Notes to Financial Statements.                      5




PHOENIX SMALL CAP FUND
------------------------------------------------------

                                                    SHARES            VALUE
                                                ---------------  ---------------
OIL & GAS--FIELD SERVICES--CONTINUED
  Petroleum Geo--Services ADR
    (Norway) (b)...................                     87,000   $     5,720,250
                                                                 ---------------
                                                                      17,973,375
                                                                 ---------------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $21,026,214)................................       24,310,250
                                                                 ---------------

TOTAL LONG-TERM INVESTMENTS--83.3%
  (Identified cost $263,956,514)...............................      292,543,413
                                                                 ---------------
                                        STANDARD
                                        & POOR'S            PAR
                                         RATING            VALUE
                                       (UNAUDITED)         (000)
                                     ---------------      -------
SHORT-TERM OBLIGATIONS--21.5%
COMMERCIAL PAPER--20.0%
  Campbell Soup Co. 5.52%,
    5/1/98.........................  A-1+             $        8,000         8,000,000
  Cargill, Inc. 5.50%, 5/1/98......  A-1+                      8,000         8,000,000
  Cafco 5.52%, 5/5/98..............  A-1                       8,000         7,995,093
  Deutshe Bank Financial Corp.
    5.52%, 5/6/98..................  A-1                       9,030         9,023,090
  Vermont American Corp. 5.55%,
    5/6/98.........................  A-1+                      2,415         2,413,138
  Kimberly-Clark Corp. 5.51%,
    5/7/98.........................  A-1+                      8,000         7,992,653
  Potomac Electric Power Co. 5.48%,
    5/7/98.........................  A-1                       3,955         3,951,388

                                        STANDARD
                                        & POOR'S            PAR
                                         RATING            VALUE
                                       (UNAUDITED)         (000)            VALUE
                                     ---------------      -------      ---------------
COMMERCIAL PAPER--CONTINUED

  AlliedSignal, Inc. 5.52%,
    5/8/98.........................  A-1              $        3,000   $     2,996,780
  AlliedSignal, Inc. 5.50%,
    5/11/98........................  A-1                       4,970         4,962,366
  Shell Oil Co. 5.52%, 5/13/98.....  A-1+                      2,500         2,495,400
  General Electric Capital Corp.
    5.55%, 5/20/98.................  A-1+                      3,095         3,085,934
  Enterprise Capital Funding Corp.
    5.54%, 5/22/98.................  A-1+                      2,550         2,541,759
  Colgate Palmolive Co. 5.50%,
    5/27/98........................  A-1                       7,000         6,972,195
                                                                       ---------------
                                                                            70,429,796
                                                                       ---------------
FEDERAL AGENCY SECURITIES--1.5%
  FHLMC 5.43%, 5/7/98..............  A-1+                        690           689,376
  FNMA 5.43%, 5/13/98..............  A-1                       4,520         4,511,818
                                                                       ---------------
                                                                             5,201,194
                                                                       ---------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $75,630,990)......................................       75,630,990
                                                                       ---------------

TOTAL INVESTMENTS--104.8%
  (Identified cost $339,587,504).....................................      368,174,403(a)
  Cash and receivables, less liabilities--(4.8%).....................     (16,829,521)
                                                                       ---------------
NET ASSETS--100.0%...................................................     $351,344,882
                                                                       ---------------
                                                                       ---------------


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $34,911,651 and gross depreciation of $6,324,752 for income tax purposes. At April 30, 1998, the aggregate cost of securities for federal income tax purposes was $339,587,504.
(b)  Non-income producing.


6                      See Notes to Financial Statements.

Phoenix Small Cap Fund
--------------------------------------------------------------------------------

                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 1998



Assets
Investment securities at value
 (Identified cost $339,587,504)                                  $368,174,403
Receivables
 Investment securities sold                                         8,285,490
 Fund shares sold                                                   1,046,007
                                                                 ------------
  Total assets                                                    377,505,900
                                                                 ------------
Liabilities
Payables
 Investment securities purchased                                   25,185,407
 Fund shares repurchased                                              433,275
 Investment advisory fee                                              218,893
 Distribution fee                                                     165,723
 Transfer agent fee                                                   102,975
 Financial agent fee                                                   13,030
 Trustees' fee                                                          9,114
Accrued expenses                                                       32,601
                                                                 ------------
  Total liabilities                                                26,161,018
                                                                 ------------
Net Assets                                                       $351,344,882
                                                                 ============
Net Assets Consist of:
Capital paid in on shares of beneficial interest                 $313,054,699
Accumulated net realized gain                                       9,703,284
Net unrealized appreciation                                        28,586,899
                                                                 ------------
Net Assets                                                       $351,344,882
                                                                 ============
Class A
Shares of beneficial interest outstanding, $0.0001
  par value, unlimited authorization
  (Net Assets $203,560,155)                                        11,720,505
Net asset value per share                                              $17.37
Offering price per share
  $17.37/(1-4.75%)                                                     $18.24
Class B
Shares of beneficial interest outstanding, $0.0001
  par value, unlimited authorization
  (Net Assets $147,784,727)                                         8,698,561
Net asset value and offering price per share                           $16.99


                             STATEMENT OF OPERATIONS
                            YEAR ENDED APRIL 30, 1998


Investment Income
Interest                                                $  2,280,058
Dividends                                                    480,466
                                                        ------------
  Total investment income                                  2,760,524
                                                        ------------
Expenses
Investment advisory fee                                    2,487,577
Distribution fee--Class A                                    492,826
Distribution fee--Class B                                  1,345,465
Transfer agent                                               704,877
Financial agent fee                                          150,391
Registration                                                  42,546
Custodian                                                     36,471
Printing                                                      35,795
Professional                                                  20,799
Trustees                                                      20,328
Miscellaneous                                                 17,223
                                                        ------------
  Total expenses                                           5,354,298
                                                        ------------
Net investment loss                                       (2,593,774)
                                                        ------------
Net Realized and Unrealized Gain on Investments
Net realized gain on securities                           99,577,404
Net change in unrealized appreciation on investments      30,589,425
                                                        ------------
Net gain on investments                                  130,166,829
                                                        ------------
Net increase in net assets resulting from
  operations                                            $127,573,055
                                                        ============


                       See Notes to Financial Statements                       7

Phoenix Small Cap Fund
--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                              Year Ended        Year Ended
                                                                                            April 30, 1998    April 30, 1997
                                                                                           ---------------- -----------------
From Operations
 Net investment income (loss)                                                               $   (2,593,774)  $   (1,471,814)
 Net realized gain (loss)                                                                       99,577,404      (25,221,777)
 Net change in unrealized appreciation (depreciation)                                           30,589,425      (27,980,129)
                                                                                            --------------   --------------
 Increase (decrease) in net assets resulting from operations                                   127,573,055      (54,673,720)
                                                                                            --------------   --------------
From Distributions to Shareholders
 Net realized gains--Class A                                                                   (35,702,853)        (183,926)
 Net realized gains--Class B                                                                   (26,132,919)        (108,414)
 In excess of accumulated net realized gains--Class A                                                   --         (141,528)
 In excess of accumulated net realized gains--Class B                                                   --          (83,423)
                                                                                            --------------   --------------
 Decrease in net assets from distributions to shareholders                                     (61,835,772)        (517,291)
                                                                                            --------------   --------------
From Share Transactions
Class A
 Proceeds from sales of shares (5,292,562 and 12,800,790 shares, respectively)                  91,738,490      216,824,086
 Net asset value of shares issued from reinvestment of
  distributions (2,365,346 and 18,203 shares, respectively)                                     34,439,436          304,365
 Cost of shares repurchased (6,909,942 and 7,723,733 shares, respectively)                    (119,890,542)    (126,330,628)
                                                                                            --------------   --------------
Total                                                                                            6,287,384       90,797,823
                                                                                            --------------   --------------
Class B
 Proceeds from sales of shares (1,984,492 and 5,355,420 shares, respectively)                   35,124,815       90,761,953
 Net asset value of shares issued from reinvestment of
  distributions (1,737,551 and 9,754 shares, respectively)                                      24,812,223          161,819
 Cost of shares repurchased (2,007,557 and 1,088,642 shares, respectively)                     (33,352,450)     (17,334,625)
                                                                                            --------------   --------------
Total                                                                                           26,584,588       73,589,147
                                                                                            --------------   --------------
 Increase in net assets from share transactions                                                 32,871,972      164,386,970
                                                                                            --------------   --------------
 Net increase in net assets                                                                     98,609,255      109,195,959

Net Assets
 Beginning of period                                                                           252,735,627      143,539,668
                                                                                            --------------   --------------
 End of period (including undistributed net investment income of $0 and $0, respectively)   $  351,344,882   $  252,735,627
                                                                                            ==============   ==============


8                        See Notes to Financial Statements

Phoenix Small Cap Fund
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
     (Selected data for a share outstanding throughout the indicated period)


                                                                       Class A
                                               --------------------------------------------------------
                                                                                     From Inception
                                                      Year Ended April 30,             10/16/95 to
                                                     1998             1997               4/30/96
                                               ---------------- ---------------- ----------------------
Net asset value, beginning of period                $14.13           $ 16.74         $10.00
Income from investment operations
 Net investment income (loss)                        (0.08)(5)         (0.05)(5)      (0.04) (1)(5)
 Net realized and unrealized gain (loss)              6.80             (2.53)          6.79
                                                   -------          ---------       -------
  Total from investment operations                    6.72             (2.58)          6.75
                                                   -------          --------        -------
Less distributions
 Dividends from net investment income                   --                --             --
 Dividends from net realized gains                   (3.48)            (0.02)            --
 In excess of net investment income                     --                --          (0.01)
 In excess of accumulated net realized gains            --             (0.01)            --
                                                   -------          --------        -------
  Total distributions                                (3.48)            (0.03)         (0.01)
                                                   -------          --------        -------
Change in net asset value                             3.24             (2.61)          6.74
                                                   -------          --------        -------
Net asset value, end of period                      $17.37            $14.13         $16.74
                                                   =======          ========        =======
Total return(2)                                      52.33%           (15.43)%        67.48% (4)

Ratios/supplemental data:
Net assets, end of period (thousands)             $203,560          $155,089        $98,372

Ratio to average net assets of:
 Expenses                                             1.31%             1.37%          1.50% (3)
 Net investment income (loss)                        (0.48)%           (0.28)%        (0.53)%(3)
Portfolio turnover                                     498%              325%           103% (4)
Average commission rate paid(6)                    $0.0533           $0.0540        $0.0657



                                                                       Class B
                                               --------------------------------------------------------
                                                                                     From Inception
                                                      Year Ended April 30,             10/16/95 to
                                                     1998             1997               4/30/96
                                               ---------------- ---------------- ----------------------
Net asset value, beginning of period               $ 13.98            $16.68         $10.00
Income from investment operations
 Net investment income (loss)                        (0.21)(5)         (0.17)(5)      (0.09)(1)(5)
 Net realized and unrealized gain (loss)              6.70             (2.50)          6.77
                                                  --------          --------        -------
  Total from investment operations                    6.49             (2.67)          6.68
                                                  --------          --------        -------
Less distributions
 Dividends from net investment income                   --                --             --
 Dividends from net realized gains                   (3.48)            (0.02)            --
 In excess of net investment income                     --                --             --
 In excess of accumulated net realized gains            --             (0.01)            --
                                                  --------          --------        -------
  Total distributions                                (3.48)             (0.03)            --
                                                  --------          --------        -------
Change in net asset value                             3.01             (2.70)          6.68
                                                  --------          --------        -------
Net asset value, end of period                      $16.99            $13.98         $16.68
                                                  ========          ========        =======
Total return(2)                                      51.16%           (16.03)%        66.80%(4)

Ratios/supplemental data:
Net assets, end of period (thousands)             $147,785           $97,647        $45,168

Ratio to average net assets of:
 Expenses                                             2.06%             2.12%          2.26% (3)
 Net investment income (loss)                        (1.22)%           (1.03)%        (1.44)%(3)
Portfolio turnover                                     498%              325%           103% (4)
Average commission rate paid(6)                    $0.0533           $0.0540        $0.0657

(1) Includes reimbursement of operating expenses by investment advisor of $0.02 and $(0.02), respectively.
(2) Maximum sales charge is not reflected in total return calculation.
(3) Annualized
(4) Not annualized
(5) Computed using average shares outstanding.
(6) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for securities trades on which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.


                       See Notes to Financial Statements                       9

PHOENIX STRATEGIC THEME FUND

INVESTOR PROFILE

     Phoenix Strategic Theme Fund is designed for investors seeking long-term capital appreciation.

INVESTMENT ADVISER'S REPORT

     The Phoenix Strategic Theme Fund had double-digit returns for the fiscal year ended April 30, 1998. Class A shares returned 36.22% and Class B shares returned 35.18%. During the same period, the S&P 500 Index* returned 41.27% compared with a 30.34% average return for equity mutual funds according to Morningstar, Inc. Since its inception, the Phoenix Strategic Theme Fund's Class A shares have returned 21.63% compared with an average annualized total return of 21.17% for a peer universe of funds with capital appreciation as their investment objective, according to Lipper Analytics, Inc. All performance figures assume reinvestment of dividends and exclude the effect of sales charges. Small company investing involves added risks, including greater price volatility, less liquidity and increased competitive threat.

     During the first six months of the fiscal year, small and mid-cap stocks staged a strong recovery and outperformed their large-cap brethren. However, this outperformance came to a halt during the October market correction, which was spurred by the Southeast Asian currency crisis. Then large-cap stocks resumed their leadership, taking the major indices to new highs. Recognizing this shift, the Fund began emphasizing large-cap stocks and by the end of the fiscal year, the average market capitalization of the Fund's holdings reached $20 billion. Previously, we had focused on the mid-cap arena, which we believe offers more opportunities for thematic investing, higher earnings growth rates, and more attractive valuations compared to large-cap stocks. Yet, large-cap stocks are maintaining their market leadership position.

     The Fund's strong performance was generated by both new and existing themes. Internet Commerce Ignition, a theme introduced in the past year, represents companies benefiting from the explosive growth of the number of people and businesses utilizing the Internet for retailing, advertising, and business-to-business commerce. Our Deregulating Financial Services theme represents banks, insurance companies, and brokerages that we believe will continue to witness above-average earnings growth and industry consolidation. The 21st Century Medicine theme continues to be attractive due to remarkable advances in gene-mapping, biotechnology, and non-invasive surgical techniques, which are changing the way medicine is practiced and enhancing the quality of life.

     The Fund's performance was hindered by its exposure to our Energy Technology theme, which suffered a setback with Asia's economic woes and the subsequent decline in oil prices. We have scaled back our weighting in this theme but still have exposure due to continued industry consolidation and declining reserve/replacement ratios. The long-term picture for energy remains solid, in our opinion.


OUTLOOK

     Looking forward, we believe the Fund is well positioned for the current investment climate, which is characterized by worries of the "Asian flu" and turmoil in the world's currency markets. Our driving investment themes coupled with our selective and opportunistic use of cash should serve us well in this climate. As of April 30, the Fund's asset allocation mix was 93% equities and 7% cash equivalents.

* The S&P's 500 Stock Index is an unmanaged, commonly used measure of total return performance of large-cap stocks. The Index is not available for direct investment.

Phoenix Strategic Theme Fund
--------------------------------------------------------------------------------

[TABULAR REPRESENTATION OF PIE CHART]

Special Situations                 14.0%
Next Destination Data              12.8%
Energy Technology                  11.9%
Internet Commerce Ignition          9.9%
Deregulating Financial Services     8.0%
21st Century Medicine               7.6%
Short-terms & Equivalents           7.2%
Software Solutions                  6.2%
Next Generation Semiconductors      5.5%
Satellite Sky                       5.0%
Move to Outsourcing                 4.6%
Drug Delivery                       3.7%
Home as Headquarters                3.6%




[TABULAR REPRESENTATION OF PIE CHART]


              Strategic Theme Fund       Strategic Theme Fund          S&P 500
                  --Class A                   --Class B              Stock Index
              --------------------       --------------------        -----------
10/16/95             9525                        10000                  10000
4/30/96             11799                        12341                  11356
4/30/97             11496                        11933                  14219
4/30/98            $15659                       $15829                 $20086





Average Annual Total Returns for the Periods Ending 4/30/98

                                             From         From
                                           Inception   Inception
                                           10/16/95     11/3/97
                                1 Year    to 4/30/98   to 4/30/98
-----------------------------------------------------------------
Class A with 4.75% sales
  charge                         29.75%      19.31%         --
-----------------------------------------------------------------
Class A at net asset value       36.22%      21.63%         --
-----------------------------------------------------------------
Class B with CDSC                31.18%      19.83%         --
-----------------------------------------------------------------
Class B at net asset value       35.18%      20.72%         --
-----------------------------------------------------------------
Class C with CDSC                   --          --        7.02%
-----------------------------------------------------------------
Class C at net asset value          --          --        7.92%
-----------------------------------------------------------------
Class M with 3.50% sales
  charge                            --          --        4.37%
-----------------------------------------------------------------
Class M at net asset value          --          --        8.14%
-----------------------------------------------------------------
S&P 500 Stock Index*             41.27%      31.60%      19.35%
-----------------------------------------------------------------


This chart assumes an initial gross investment of $10,000 made on 10/16/95 (inception of the Fund) for Class A and Class B shares. The total return for Class A shares reflects the maximum sales charge of 4.75% on the initial investment and assumes reinvestment of dividends and capital gains. The total return for Class B shares reflects the 5% contingent deferred sales charge
(CDSC), which is applicable on all shares redeemed during the 1st year after purchase and 4% for all shares redeemed during the 2nd year after purchase (scaled down to 3%--3rd year; 2%--4th and 5th year and 0% thereafter). The total return for Class C shares reflects the 1% contingent deferred sales charge
(CDSC) which is applicable on all shares redeemed during the 1st year after purchase. The total return for Class M shares reflects the maximum sales charge of 3.50% on the initial investment. Returns indicate past performance, which is not predictive of future performance. Investment return and net asset value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

*The S&P 500 Stock Index is an unmanaged but commonly used measure of common stock total return performance. The S&P 500's performance does not reflect sales charges.

Phoenix Strategic Theme Fund
------------------------------------------------------

                         INVESTMENTS AT APRIL 30, 1998

                                                                            SHARES       VALUE
                                                                           --------  --------------
COMMON STOCK--89.6%
AEROSPACE/DEFENSE EQUIPMENT--1.2%
  Orbital Sciences Corp. (b)................................                41,000   $    1,824,500
                                                                                     --------------
COMMERCIAL SERVICES--MISCELLANEOUS--0.9%
  Snyder Communication Corp. (b)............................                38,000        1,615,000
                                                                                     --------------
COMPUTER--LOCAL NETWORKS--4.3%
  Ascend Communications, Inc. (b)...........................                82,000        3,572,125
  Cisco Systems, Inc. (b)...................................                43,500        3,186,375
                                                                                     --------------
                                                                                          6,758,500
                                                                                     --------------
COMPUTER--MEMORY DEVICES--4.2%
  EMC Corp. (b).............................................               111,000        5,119,875
  Western Digital Corp. (b).................................                72,000        1,422,000
                                                                                     --------------
                                                                                          6,541,875
                                                                                     --------------
COMPUTER--MINI/MICRO--2.2%
  Dell Computer Corp. (b)...................................                42,000        3,391,500
                                                                                     --------------
COMPUTER--SERVICES--13.1%
  America Online, Inc. (b)..................................                70,000        5,600,000
  Ciber, Inc. (b)...........................................                44,700        1,452,750
  Computer Sciences Corp. (b)...............................                32,000        1,688,000
  DST Systems, Inc. (b).....................................                46,000        2,535,750
  HBO & Co. (b).............................................                30,000        1,794,375
  Lycos, Inc................................................                28,000        1,730,750
  Sportsline U.S.A., Inc....................................                53,000        1,868,250
  Yahoo!, Inc...............................................                32,000        3,806,000
                                                                                     --------------
                                                                                         20,475,875
                                                                                     --------------
COMPUTER--SOFTWARE--3.7%
  Microsoft Corp. (b).......................................                17,000        1,532,125
  Realnetworks, Inc. (b)....................................                80,000        2,715,000
  Veritas Software Co. (b)..................................                27,000        1,478,250
                                                                                     --------------
                                                                                          5,725,375
                                                                                     --------------
ELECTRIC--SEMICONDUCTOR EQUIPMENT--3.1%
  Applied Materials, Inc. (b)...............................                43,000        1,553,375
  Novelllus Systems, Inc. (b)...............................                35,000        1,675,625
  Uniphase Corp. (b)........................................                30,000        1,627,500
                                                                                     --------------
                                                                                          4,856,500
                                                                                     --------------
ELECTRICAL--SEMICONDUCTOR MANUFACTURER--2.0%
  Intel Corp. (b)...........................................                20,000        1,616,250
  MMC Networks, Inc.........................................                68,000        1,521,500
                                                                                     --------------
                                                                                          3,137,750
                                                                                     --------------
FINANCE--INVESTMENT BANKERS--2.0%
  Merrill Lynch & Co., Inc..................................                35,000        3,071,250
                                                                                     --------------

                                                                            SHARES       VALUE
                                                                           --------  --------------
FINANCIAL SERVICES--MISCELLANEOUS--4.3%
  American Express Co.......................................                46,000   $    4,692,000
  Capital One Financial.....................................                22,000        2,113,375
                                                                                     --------------
                                                                                          6,805,375
                                                                                     --------------
HOUSEHOLD/OFFICE FURNITURE--0.7%
  Steelcase, Inc............................................                30,000        1,038,750
                                                                                     --------------
LEISURE--SERVICES--1.0%
  Premier Parks, Inc........................................                27,000        1,501,875
                                                                                     --------------
MEDIA--RADIO/TV--0.5%
  Young Broadcasting Corp. Class A (b)......................                17,000          850,000
                                                                                     --------------
MEDICAL--BIOMED/GENETICS--1.1%
  Centocor, Inc. (b)........................................                40,000        1,687,500
                                                                                     --------------
MEDICAL--DRUG/DIVERSIFIED--2.1%
  ICN Pharmaceuticals, Inc..................................                67,000        3,299,750
                                                                                     --------------
MEDICAL--ETHICAL DRUGS--3.8%
  Alza Corp. (b)............................................                91,000        4,362,312
  Lilly (Eli) & Co..........................................                22,000        1,530,375
                                                                                     --------------
                                                                                          5,892,687
                                                                                     --------------
MEDICAL--INSTRUMENTS--1.6%
  Sofamor Danek Group Inc. (b)..............................                29,000        2,544,750
                                                                                     --------------
MEDICAL--PRODUCTS--4.3%
  Becton Dickinson & Co.....................................                33,000        2,297,625
  Boston Scientific Corp. (b)...............................                28,000        2,024,750
  Pfizer, Inc...............................................                21,000        2,390,062
                                                                                     --------------
                                                                                          6,712,437
                                                                                     --------------
METAL ORES--GOLD/SILVER--2.1%
  Newmont Mining Corp.......................................               100,000        3,218,750
                                                                                     --------------
OIL & GAS--DRILLING--2.2%
  Transocean Offshore, Inc..................................                62,000        3,464,250
                                                                                     --------------
OIL & GAS--FIELD SERVICES--4.3%
  Global Industry, Ltd (b)..................................               115,000        2,609,062
  Schlumberger Ltd..........................................                18,500        1,533,188
  Veritas DGC, Inc..........................................                50,000        2,709,375
                                                                                     --------------
                                                                                          6,851,625
                                                                                     --------------
OIL & GAS--MACHINERY/EQUIPMENT--6.6%
  Cooper Cameron Corp. (b)..................................                60,000        3,986,250
  Smith International, Inc. (b).............................                41,000        2,408,750
  Varco International, Inc. (b).............................               128,000        3,936,000
                                                                                     --------------
                                                                                         10,331,000
                                                                                     --------------

12                     See Notes to Financial Statements.

PHOENIX STRATEGIC THEME FUND
------------------------------------------------------

                                                                            SHARES       VALUE
                                                                           --------  --------------
OIL & GAS--U S EXPLORATION & PRODUCTS--0.5%
  Ocean Energy, Inc. (b)....................................                33,000   $      808,500
                                                                                     --------------
RETAIL--HOME FURNISHINGS--1.3%
  Linens 'n Things, Inc.....................................                33,000        1,988,250
                                                                                     --------------
RETAIL--MISCELLANEOUS/DIVERSIFIED--1.2%
  Bed Bath & Beyond, Inc. (b)...............................                37,000        1,822,250
                                                                                     --------------
TELECOMMUNICATIONS--EQUIPMENT--5.6%
  Advanced Fibre Communication, Inc. (b)....................                57,000        2,415,375
  Globalstar Telecommunications, Ltd. (b)...................                26,100        1,817,213
  Loral Space and Communication.............................                58,000        1,816,125
  Lucent Technologies, Inc. (b).............................                35,000        2,664,375
                                                                                     --------------
                                                                                          8,713,088
                                                                                     --------------
TELECOMMUNICATIONS--SERVICES--6.0%
  AT&T Corp.................................................                50,000        3,003,125
  Communications Satellite Corp.............................                43,000        1,736,125
  Frontier Corp.............................................                55,000        1,646,563
  General Motors Corp. Class H..............................                15,000          828,750
  Reltec Corp...............................................                55,000        2,193,125
                                                                                     --------------
                                                                                          9,407,688
                                                                                     --------------
TRANSPORTATION--AIRLINE--1.9%
  U.S. Airways Group, Inc. (b)..............................                42,000        2,987,250
                                                                                     --------------
TRANSPORTATION--RAIL--1.8%
  Kansas City Southern Industries, Inc......................                63,000        2,846,812
                                                                                     --------------
TOTAL COMMON STOCKS
  (Identified cost $119,880,453)...................................................     140,170,712
                                                                                     --------------

FOREIGN COMMON STOCKS--3.5%
ELECTRIC--SEMICONDUCTOR EQUIPMENT--2.5%
  ASM Lithography Holding N.V. (b)..........................                25,500        2,336,437
  PMC--Sierra, Inc. (Canada) (b)............................                36,000        1,638,000
                                                                                     --------------
                                                                                          3,974,437
                                                                                     --------------
                                                                            SHARES       VALUE
                                                                           --------  --------------
MEDICAL--ETHICAL DRUGS--1.0%
  Elan PLC Sponsored ADR (Ireland) (b)......................                25,500   $    1,584,423
                                                                                     --------------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $16,368,487)....................................................       5,558,860
                                                                                     --------------

TOTAL LONG-TERM INVESTMENTS--93.1%
  (Identified cost $136,248,940)...................................................     145,729,572
                                                                                     --------------

                                                               STANDARD
                                                                & POORS      PAR
                                                                RATING      VALUE
                                                              (UNAUDITED)   (000)
                                                              -----------  --------
SHORT-TERM OBLIGATIONS--17.8%
COMMERCIAL PAPER--17.8%
  AlliedSignal 5.51%, 5/1/98................................  A-1          $ 3,745        3,745,000
  Cargill, Inc. 5.50%, 5/1/98...............................  A-1+           1,130        1,130,000
  Exxon Imperial U.S., Inc. 5.50%, 5/4/98...................  A-1+           3,575        3,573,362
  BellSouth Telecommunications, Inc. 5.50%, 5/5/98..........  A-1+           3,500        3,497,861
  Kimberly-Clark Corp. 5.50%, 5/5/98........................  A-1+           3,750        3,747,708
  Greenwich Funding Corp. 5.55%, 5/6/98.....................  A-1+           2,845        2,842,807
  Preferred Receivables Funding Corp. 5.55%, 5/8/98.........  A-1+           2,745        2,742,038
  Corporate Receivable Corp. 5.55%, 5/13/98.................  A-1+           3,040        3,034,376
  Potomac Electric Power Co. 5.52%, 5/14/98.................  A-1+           3,500        3,493,023
                                                                                     --------------
                                                                                         27,806,175
                                                                                     --------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $27,806,175)....................................................      27,806,175
                                                                                     --------------

TOTAL INVESTMENTS--110.9%
  (Identified cost $164,055,115)...................................................     173,535,747(a)

  Cash and receivables, less liabilities--(10.9%)..................................    (17,058,214)
                                                                                     --------------
NET ASSETS--100.0%.................................................................    $156,477,533
                                                                                     --------------
                                                                                     --------------

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $11,478,862 and gross depreciation of $2,194,008 for income tax purposes. At April 30, 1998, the aggregate cost of securities for federal income tax purposes was $164,250,893.
(b)  Non-income producing.

                       See Notes to Financial Statements.                     13

Phoenix Strategic Theme Fund
--------------------------------------------------------------------------------

                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 1998



Assets
Investment securities at value
 (Identified cost $164,055,115)                                   $173,535,747
Cash                                                                     1,484
Receivables
 Investment securities sold                                          2,485,897
 Dividends and interest                                                135,942
 Fund shares sold                                                       80,863
                                                                  ------------
  Total assets                                                     176,239,933
                                                                  ------------
Liabilities
Payables
 Investment securities purchased                                    19,182,364
 Fund shares repurchased                                               306,447
 Investment advisory fee                                                98,722
 Distribution fee                                                       74,231
 Transfer agent fee                                                     24,093
 Financial agent fee                                                     9,046
 Trustee's fee                                                           9,074
Accrued expenses                                                        58,423
                                                                  ------------
  Total liabilities                                                 19,762,400
                                                                  ------------
Net Assets                                                        $156,477,533
                                                                  ============
Net Assets Consist of:
Capital paid in on shares of beneficial interest                  $134,582,816
Accumulated net realized gain                                       12,414,085
Net unrealized appreciation                                          9,480,632
                                                                  ------------
Net Assets                                                        $156,477,533
                                                                  ============
Class A
Shares of beneficial interest outstanding, $0.0001 par value,
 unlimited authorization (Net Assets $89,883,977)                    6,562,115
Net asset value per share                                               $13.70
Offering price per share $13.70/(1-4.75%)                               $14.38
Class B
Shares of beneficial interest outstanding, $0.0001 par value,
 unlimited authorization (Net Assets $66,106,883)                    4,909,907
Net asset value and offering price per share                            $13.46
Class C
Shares of beneficial interest outstanding, $0.0001 par value,
 unlimited authorization (Net Assets $266,797)                          19,814
Net asset value and offering price per share                            $13.47
Class M
Shares of beneficial interest outstanding, $0.0001 par value,
 unlimited authorization (Net Assets $219,876)                          16,288
Net asset value per share                                               $13.50
Offering price per share $13.50/(1-3.50%)                               $13.99


                             STATEMENT OF OPERATIONS
                            YEAR ENDED APRIL 30, 1998



Investment Income
Interest                                                  $   891,877
Dividends                                                     718,359
                                                          -----------
  Total investment income                                   1,610,236
                                                          -----------
Expenses
Investment advisory fee                                     1,139,421
Distribution fee--Class A                                     227,277
Distribution fee--Class B                                     608,380
Distribution fee--Class C                                         876
Distribution fee--Class M                                         431
Financial agent fee                                            94,670
Transfer agent                                                241,789
Registration                                                   63,699
Professional                                                   24,370
Printing                                                       22,030
Custodian                                                      19,764
Trustees                                                       20,280
Miscellaneous                                                   7,852
                                                          -----------
  Total expenses                                            2,470,839
                                                          -----------
Net investment loss                                          (860,603)
                                                          -----------
Net Realized and Unrealized Gain on Investments
Net realized gain on securities                            38,200,352
Net realized loss on written options                         (375,904)
Net change in unrealized appreciation on investments        7,260,964
                                                          -----------
Net gain on investments                                    45,085,412
                                                          -----------
Net increase in net assets resulting from
  operations                                              $44,224,809
                                                          ===========


14                        See Notes to Financial Statements

Phoenix Strategic Theme Fund
--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                        Year Ended         Year Ended
                                                                                      April 30, 1998     April 30, 1997
                                                                                     ----------------   ---------------
From Operations
 Net investment income (loss)                                                         $    (860,603)     $     236,284
 Net realized gain (loss)                                                                37,824,448           (564,493)
 Net change in unrealized appreciation (depreciation)                                     7,260,964         (4,414,137)
                                                                                      -------------      -------------
 Increase (decrease) in net assets resulting from operations                             44,224,809         (4,742,346)
                                                                                      -------------      -------------
From Distributions to Shareholders
 Net investment income--Class A                                                                  --            (58,137)
 In excess of net investment income--Class A                                               (101,991)                --
 Net realized gains--Class A                                                            (13,931,615)                --
 Net realized gains--Class B                                                             (9,617,855)                --
 Net realized gains--Class C                                                                (21,083)                --
 Net realized gains--Class M                                                                (15,426)                --
 In excess of accumulated net realized gains--Class A                                            --            (75,556)
 In excess of accumulated net realized gains--Class B                                            --            (45,199)
                                                                                      -------------      -------------
 Decrease in net assets from distributions to shareholders                              (23,687,970)          (178,892)
                                                                                      -------------      -------------
From Share Transactions
Class A
 Proceeds from sales of shares (1,116,085 and 5,618,602 shares, respectively)            15,627,146         70,489,900
 Net asset value of shares issued from reinvestment of distributions
  (1,156,842 and 9,860 shares, respectively)                                             13,731,378            124,426
 Cost of shares repurchased (2,179,107 and 1,859,542 shares, respectively)              (29,983,137)       (23,252,060)
                                                                                      -------------      -------------
Total                                                                                      (624,613)        47,362,266
                                                                                      -------------      -------------
Class B
 Proceeds from sales of shares (666,515 and 3,501,688 shares, respectively)               9,141,162         43,480,458
 Net asset value of shares issued from reinvestment of distributions
  (783,925 and 3,161 shares, respectively)                                                9,156,239             39,607
 Cost of shares repurchased (724,153 and 287,858 shares, respectively)                   (9,883,220)        (3,604,353)
                                                                                      -------------      -------------
Total                                                                                     8,414,181         39,915,712
                                                                                      -------------      -------------
Class C
 Proceeds from sales of shares (18,017 and 0 shares, respectively)                          248,777                 --
 Net asset value of shares issued from reinvestment of distributions
  (1,797 and 0 shares, respectively)                                                         20,990                 --
 Cost of shares repurchased (0 and 0 shares, respectively)                                       --                 --
                                                                                      -------------      -------------
Total                                                                                       269,767                 --
                                                                                      -------------      -------------
Class M
 Proceeds from sales of shares (14,974 and 0 shares, respectively)                          196,112                 --
 Net asset value of shares issued from reinvestment of distributions
  (1,314 and 0 shares, respectively)                                                         15,357                 --
 Cost of shares repurchased (0 and 0 shares, respectively)                                       --                 --
                                                                                      -------------      -------------
Total                                                                                       211,469                 --
                                                                                      -------------      -------------
 Increase in net assets from share transactions                                           8,270,804         87,277,978
                                                                                      -------------      -------------
 Net increase in net assets                                                              28,807,643         82,356,740

Net Assets
 Beginning of period                                                                    127,669,890         45,313,150
                                                                                      -------------      -------------
 End of period (including undistributed net investment income of $0 and $199,760,
  respectively)                                                                       $ 156,477,533      $ 127,669,890
                                                                                      =============      =============


                       See Notes to Financial Statements                      15

Phoenix Strategic Theme Fund
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
     (Selected data for a share outstanding throughout the indicated period)



                                                                       Class A
                                               --------------------------------------------------------
                                                                                     From Inception
                                                     Year Ended April 30,              10/16/95 to
                                                      1998        1997                   4/30/96
                                               --------------------------------- ----------------------
Net asset value, beginning of period               $12.03        $12.37                 $10.00
Income from investment operations(7)
 Net investment income (loss)                       (0.04)(5)      0.06(5)                0.00(1)(5)
 Net realized and unrealized gain (loss)             4.03         (0.38)                  2.39
                                                  -------        ------                -------
  Total from investment operations                   3.99         (0.32)                  2.39
                                                  -------        ------                -------
Less distributions
 Dividends from net investment income                  --         (0.01)                    --
 Dividend from net realized gains                   (2.29)           --                     --
 In excess of net investment income                 (0.03)           --                     --
 In excess of accumulated net realized gains           --         (0.01)                    --
 Tax return of capital                                 --            --                  (0.02)
                                                  -------       -------                -------
  Total distributions                               (2.32)        (0.02)                 (0.02)
                                                  -------       -------                -------
Change in net asset value                            1.67          0.34)                  2.37
                                                  -------       -------                -------
Net asset value, end of period                     $13.70        $12.03                 $12.37
                                                  =======       =======                =======
Total return(2)                                     36.22%        (2.57)%                23.89%(4)

Ratios/supplemental data:
Net assets, end of period (thousands)             $89,884       $77,827                $33,393

Ratio to average net assets of:
 Expenses                                            1.33%         1.40%                  1.40%(3)
 Net investment income (loss)                       (0.26)%        0.49%                 (0.09)%(3)
Portfolio turnover                                    618%          532%                   175%(4)
Average commission rate paid(6)                   $0.0568       $0.0590                $0.0663



                                                                       Class B
                                               --------------------------------------------------------
                                                                                     From Inception
                                                     Year Ended April 30,              10/16/95 to
                                                        1998      1997                   4/30/96
                                               --------------------------------- ----------------------
Net asset value, beginning of period               $11.91         $12.33                $10.00
Income from investment operations(7)
 Net investment income (loss)                       (0.14)(5)      (0.03)(5)             (0.06)(1)(5)
 Net realized and unrealized gain (loss)             3.98          (0.38)                 2.40
                                                  -------       --------                ------
  Total from investment operations                   3.84(5)       (0.41)                 2.34
                                                  -------       --------                ------
Less distributions
 Dividends from net investment income                  --             --                    --
 Dividend from net realized gains                   (2.29)            --                    --
 In excess of net investment income                    --             --                    --
 In excess of accumulated net realized gains           --          (0.01)                   --
 Tax return of capital                                 --             --                 (0.01)
                                                  -------       --------               -------
  Total distributions                               (2.29)         (0.01)                (0.01)
                                                  -------       --------               -------
Change in net asset value                            1.55          (0.42)                 2.33
                                                  -------       --------               -------
Net asset value, end of period                     $13.46         $11.91                $12.33
                                                  =======       ========               =======
Total return(2)                                     35.18%         (3.31)%               23.41%(4)

Ratios/supplemental data:
Net assets, end of period (thousands)             $66,107        $49,843               $11,920

Ratio to average net assets of:
 Expenses                                            2.08%          2.15%                 2.16%(3)
 Net investment income (loss)                       (1.02)%        (0.23)%               (1.06)%(3)
Portfolio turnover                                    618%           532%                  175%(4)
Average commission rate paid(6)                   $0.0568        $0.0590               $0.0663

(1) Includes reimbursement of operating expenses by investment adviser of $0.04 and $0.04, respectively.
(2) Maximum sales charge is not reflected in total return calculation.
(3) Annualized
(4) Not annualized
(5) Computed using average shares outstanding.
(6) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for securities trades on which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.
(7) Distributions are made in accordance with the prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the timing of share purchases and redemptions.


16                       See Notes to Financial Statements

Phoenix Strategic Theme Fund
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
     (Selected data for a share outstanding throughout the indicated period)



                                                       Class C              Class M
                                                   ----------------     ----------------
                                                   From Inception       From Inception
                                                     11/3/97 to           11/3/97 to
                                                       4/30/98              4/30/98
                                                   ----------------     ----------------
Net asset value, beginning of period                   $14.93               $14.93
Income from investment operations(7)
 Net investment income (loss)                           (0.05)(5)             (.02)(5)
 Net realized and unrealized gain (loss)                 0.88                 0.88
                                                      -------              -------
  Total from investment operations                       0.83                 0.86
                                                      -------              -------
Less distributions
 Dividends from net investment income                      --                   --
 Dividend from net realized gains                       (2.29)               (2.29)
 In excess of accumulated net realized gains               --                   --
                                                      -------              -------
  Total distributions                                   (2.29)               (2.29)
                                                      -------              -------
Change in net asset value                               (1.46)               (1.43)
                                                      -------              -------
Net asset value, end of period                         $13.47               $13.50
                                                      =======              =======
Total return(2)                                          7.92%(4)             8.14%(4)

Ratios/supplemental data:
Net assets, end of period (thousands)                    $267                 $220

Ratio to average net assets of:
 Expenses                                                2.08%(3)             1.58%(3)
 Net investment income (loss)                           (0.87)%(3)           (0.40)%(3)
Portfolio turnover                                        618%(4)              618%(4)
Average commission rate paid(6)                       $0.0568              $0.0568

(1) Includes reimbursement of operating expenses by investment adviser of $0.04 and $0.04, respectively.
(2) Maximum sales charge is not reflected in total return calculation.
(3) Annualized
(4) Not annualized
(5) Computed using average shares outstanding.
(6) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for securities trades on which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.
(7) Distributions are made in accordance with the prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the timing of share purchases and redemptions.


                       See Notes to Financial Statements                      17

PHOENIX EQUITY OPPORTUNITIES FUND

INVESTOR PROFILE

     Phoenix Equity Opportunities Fund is designed for investors seeking long-term capital appreciation.


INVESTMENT ADVISER'S REPORT

     Phoenix Equity Opportunities Fund posted excellent returns over this latest reporting cycle. For the 12 months ended April 30, 1998, Class A shares returned 44.66% and Class B shares returned 43.58%. The Russell 2000 Growth Index returned 43.70% and the S&P 500 Index returned 41.27%.* All performance figures assume reinvestment of dividends and exclude the effect of sales charges.

     This year's stock market strength has far surpassed even the most bullish forecasts. Despite continuing Asian financial turmoil and many high profile earnings warnings, the major stock indices posted double digit gains in the first quarter of 1998.

     The indices' returns do not convey the many cross-currents in the market this year. As has been true for the last three years, the largest companies outperformed all others. But not all large companies shone. Many of the 30 Dow stocks did not match the S&P 500's rise, while numerous small technology companies staged impressive rallies. Most major market sectors advanced, but only a minority of stocks kept pace with the S&P 500. By the end of the first quarter, the market was near an all-time high, but more than 75% of individual companies were trading below their all-time highs in share price. Volatility was substantial.

     Technology has been one of the best performing market sectors in 1998. Despite profit warnings from many hardware companies and chip makers, software company reports have been generally upbeat. The retail sector also outperformed. The cost of goods is declining for retail companies, while the purchasing power of U.S. consumers remains strong. This Fund's presence in these sectors in 1998 contributed to our performance. The worst performing sector has been energy, which portfolio management underweighted.

     These diverse sector results portray the complexity of the current market environment. While major economic factors like low interest rates and low inflation clearly favor further stock price gains, the earnings outlook for individual companies is more ambiguous. Even as earnings growth rates deteriorate for many companies, market valuations are approaching unprecedented territory.


OUTLOOK

     The ongoing Asian crisis should keep U.S. inflation in check by slowing overall growth and directly deflating the prices of many commodities. The U.S. trade deficit in goods and services is widening as exports weaken relative to imports. Trade should shave as much as a full percentage point from the U.S. growth rate. Apart from trade, the U.S. economy appears buoyant. The unemployment rate remains below 5%, consumer confidence is firm and home sales are strong.

     The excellent inflation outlook, combined with domestic strength, should continue to support stock prices. Our optimism on the overall market is augmented by our expectation that significant value can be added through astute stock selection.

     The earnings outlook is the area of greatest concern. We take some comfort in buying stocks company by company, where it is much more possible to project future earnings with confidence. Intense fundamental research should continue to enable us to uncover opportunity and avoid disappointments.

     We expect the market to trend higher, in a very volatile manner. At current and potentially high valuation levels, risk is considerable. We continue to control risk in the portfolio through diversification, and through our fundamentally based investment discipline.

*The Russell 2000 Growth Index is an unmanaged, commonly used measure of total return performance for small-cap companies with above-average growth orientation. The S&P 500 Index is an unmanaged, commonly used measure of broad stock market performance. Neither index is available for direct investment.

Phoenix Equity Opportunities Fund
--------------------------------------------------------------------------------



[TABULAR REPRESENTATION OF LINE CHART]


                                Equity Opportunities            Russell 2000
                                   Fund--Class A                Growth Index*
                                --------------------            -------------
4/30/88                              9525                          10000
4/30/89                             11472                          11289
4/30/90                             12284                          11362
4/30/91                             13778                          12816
4/30/92                             15196                          14535
4/30/93                             17704                          15393
4/30/94                             18587                          17630
4/30/95                             20291                          19169
4/30/96                             26958                          26713
4/30/97                             23671                          23095
4/30/98                            $34242                         $33188




           Average Annual Total Returns for the Periods Ending 4/30/98

                                                                                      From Inception
                                                                                        7/19/94 to
                                               1 Year       5 Years      10 Years        4/30/98
        ---------------------------------------------------------------------------------------------
        Class A with 4.75% sales charge         37.86%        13.00%       13.10%             --
        ---------------------------------------------------------------------------------------------
        Class A at net asset value              44.66%        14.10%       13.66%             --
        ---------------------------------------------------------------------------------------------
        Class B with CDSC                       39.58%           --           --           16.39%
        ---------------------------------------------------------------------------------------------
        Class B at net asset value              43.58%           --           --           16.67%
        ---------------------------------------------------------------------------------------------
        Russell 2000 Growth Index*              43.70%        16.61%       12.75%          15.61%
        ---------------------------------------------------------------------------------------------

This chart assumes an initial gross investment of $10,000 made on 4/30/88 for Class A shares. The total return for Class A shares reflects the maximum sales charge of 4.75% on the initial investment and assumes reinvestment of dividends and capital gains. Class B share performance will be greater or less than that shown based on differences in inception date, fees and sales charges. The total return (since inception 7/19/94) for Class B shares reflects the 5% contingent deferred sales charge (CDSC), which is applicable on all shares redeemed during the 1st year after purchase and 4% for all shares redeemed during the 2nd year after purchase (scaled down to 3%--3rd year; 2%--4th and 5th year and 0% thereafter). Returns indicate past performance, which is not predictive of future performance. Investment return and net asset value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.


 *The Russell 2000 Growth Index is a commonly used, unmanaged indicator of stock market total return performance for small-cap companies with above-average growth orientation. The index does not reflect sales charges.

Phoenix Equity Opportunities Fund
------------------------------------------------------

                         INVESTMENTS AT APRIL 30, 1998


                                                    SHARES            VALUE
                                                ---------------  ---------------
COMMON STOCKS--95.1%
AUTO PARTS & EQUIPMENT--2.9%
  Dana Corp........................                     95,000   $     5,616,875
                                                                 ---------------
BANKS (MONEY CENTER)--1.7%
  BankAmerica Corp.................                     40,000         3,400,000
                                                                 ---------------
BEVERAGES (NON-ALCOHOLIC)--2.4%
  PepsiCo, Inc.....................                    120,000         4,762,500
                                                                 ---------------
BROADCASTING (TELEVISION, RADIO & CABLE)--2.9%
  Chancellor Media Corp. (b).......                    120,000         5,692,500
                                                                 ---------------
BUILDING MATERIALS--2.4%
  Masco Corp.......................                     82,000         4,756,000
                                                                 ---------------
CHEMICALS--2.5%
  Monsanto Co......................                     92,000         4,864,500
                                                                 ---------------
COMMUNICATIONS EQUIPMENT--3.3%
  Lucent Technologies, Inc.........                     84,000         6,394,500
                                                                 ---------------
COMPUTERS (HARDWARE)--2.3%
  Dell Computer Corp. (b)..........                     55,000         4,441,250
                                                                 ---------------
COMPUTERS (NETWORKING)--2.0%
  Cisco Systems, Inc. (b)..........                     55,000         4,028,750
                                                                 ---------------
COMPUTERS (PERIPHERALS)--2.1%
  EMC Corp. (b)....................                     88,000         4,059,000
                                                                 ---------------
COMPUTERS (SOFTWARE & SERVICES)--3.9%
  Computer Horizons Corp. (b)......                     60,000         2,276,250
  Microsoft Corp. (b)..............                     60,000         5,407,500
                                                                 ---------------
                                                                       7,683,750
                                                                 ---------------
DISTRIBUTORS (FOOD & HEALTH)--1.7%
  Cardinal Health, Inc.............                     35,000         3,368,750
                                                                 ---------------
ELECTRICAL EQUIPMENT--3.0%
  General Electric Co..............                     70,000         5,958,750
                                                                 ---------------
ELECTRONICS (SEMICONDUCTORS)--3.6%
  Intel Corp.......................                     38,000         3,070,875
  Texas Instruments, Inc...........                     62,500         4,003,906
                                                                 ---------------
                                                                       7,074,781
                                                                 ---------------
ENTERTAINMENT--2.4%
  Premier Parks, Inc. (b)..........                     85,000         4,728,125
                                                                 ---------------
FINANCIAL (DIVERSIFIED)--3.4%
  American Express Co..............                     65,000         6,630,000
                                                                 ---------------


                                                    SHARES            VALUE
                                                ---------------  ---------------
FOODS--3.0%
  Hershey Foods Corp...............                     80,000   $     5,860,000
                                                                 ---------------
HEALTH CARE (DIVERSIFIED)--6.6%
  Bristol-Myers Squibb Co..........                     55,000         5,823,125
  McKesson Corp....................                    100,000         7,068,750
                                                                 ---------------
                                                                      12,891,875
                                                                 ---------------
HEALTH CARE (SPECIALIZED SERVICES)--2.7%
  Alza Corp. (b)...................                    110,000         5,273,125
                                                                 ---------------
HOUSEHOLD FURNISHINGS & APPLIANCES--3.0%
  Maytag Corp......................                    115,000         5,922,500
                                                                 ---------------
HOUSEHOLD PRODUCTS (NON-DURABLES)--4.4%
  Colgate Palmolive Co.............                     63,000         5,650,312
  Procter & Gamble Co..............                     35,500         2,917,656
                                                                 ---------------
                                                                       8,567,968
                                                                 ---------------
INSURANCE (MULTI-LINE)--5.1%
  SunAmerica, Inc..................                     98,900         4,938,819
  Travelers Group, Inc.............                     83,000         5,078,563
                                                                 ---------------
                                                                      10,017,382
                                                                 ---------------
INSURANCE (PROPERTY-CASUALTY)--3.4%
  Allstate Corp....................                     30,000         2,887,500
  St. Paul Cos., Inc. (The)........                     45,000         3,813,750
                                                                 ---------------
                                                                       6,701,250
                                                                 ---------------
MANUFACTURING (DIVERSIFIED)--2.5%
  Tyco International Ltd...........                     90,000         4,905,000
                                                                 ---------------
NATURAL GAS--2.4%
  Williams Cos., Inc. (The)........                    150,000         4,743,750
                                                                 ---------------
OIL & GAS (DRILLING & EQUIPMENT)--1.9%
  Schlumberger Ltd.................                     45,000         3,729,375
                                                                 ---------------
PERSONAL CARE--2.2%
  Gillette Co......................                     37,500         4,328,906
                                                                 ---------------
RESTAURANTS--1.6%
  McDonalds Corp...................                     50,000         3,093,750
                                                                 ---------------
RETAIL (GENERAL MERCHANDISE)--3.2%
  Dayton Hudson Corp...............                     71,000         6,199,188
                                                                 ---------------
RETAIL (SPECIALTY-APPAREL)--2.9%
  TJX Companies, Inc. (The)........                    130,000         5,752,500
                                                                 ---------------
SERVICES (DATA PROCESSING)--2.4%
  Automatic Data Processing,
    Inc............................                     72,000         4,819,500
                                                                 ---------------

20                     See Notes to Financial Statements.



PHOENIX EQUITY OPPORTUNITIES FUND
------------------------------------------------------

                                                    SHARES            VALUE
                                                ---------------  ---------------
TELECOMMUNICATIONS (LONG DISTANCE)--5.3%
  AT&T Corp........................                     56,500   $     3,393,531
  WorldCom, Inc. (b)...............                    165,000         7,058,906
                                                                 ---------------
                                                                      10,452,437
                                                                 ---------------
TOTAL COMMON STOCKS
  (Identified cost $165,104,153)...............................      186,718,537
                                                                 ---------------
FOREIGN COMMON STOCKS--2.4%
OIL (INTERNATIONAL INTEGRATED)--2.4%
  Royal Dutch Petroleum Co. ADR NY
    Registered Shares
    (Netherlands)..................                     85,000         4,807,813
                                                                 ---------------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $4,361,908).................................        4,807,813
                                                                 ---------------
TOTAL LONG-TERM INVESTMENTS--97.5%
  (Identified cost $169,466,061)...............................      191,526,350
                                                                 ---------------


                                        STANDARD
                                        & POOR'S            PAR
                                         RATING            VALUE
                                       (UNAUDITED)         (000)
                                     ---------------      -------

SHORT-TERM OBLIGATIONS--5.2%
COMMERCIAL PAPER--5.2%
  Marsh & McLennan Cos., Inc.
    5.52%, 5/1/98..................  A-1+             $        7,270         7,270,000
  Preferred Receivables Funding
    Corp. 5.57%, 5/5/98............  A-1                       2,885         2,883,216
                                                                       ---------------
                                                                            10,153,216
                                                                       ---------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $10,153,216)......................................       10,153,216
                                                                       ---------------

TOTAL INVESTMENTS--102.7%
  (Identified cost $179,619,277).....................................      201,679,566(a)
  Cash and receivables, less liabilities--(2.7%).....................       (5,332,787)
                                                                       ---------------
NET ASSETS--100.0%...................................................     $196,346,779
                                                                       ---------------
                                                                       ---------------


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $23,210,031 and gross depreciation of $1,149,742 for federal income tax purposes. At April 30, 1998, the aggregate cost of securities for federal income tax purposes was $179,619,277.
(b)  Non-income producing.

                       See Notes to Financial Statements.                     21

Phoenix Equity Opportunities Fund
--------------------------------------------------------------------------------

                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 1998



Assets
Investment securities at value
  (Identified cost $179,619,277)                                $ 201,679,566
Cash                                                                    2,269
Receivables
 Investment securities sold                                         2,693,660
 Dividends and interest                                               124,916
 Fund shares sold                                                      21,505
                                                                -------------
  Total Assets                                                    204,521,916
                                                                -------------
Liabilities
Payables
 Investment securities purchased                                    7,812,779
 Fund shares repurchased                                               98,908
 Investment advisory fee                                              114,454
 Distribution fee                                                      42,161
 Transfer agent fee                                                    37,303
 Trustees' fee                                                          9,128
 Financial agent fee                                                    8,349
Accrued expenses                                                       52,055
                                                                -------------
  Total Liabilities                                                 8,175,137
                                                                -------------
Net Assets                                                      $ 196,346,779
                                                                =============
Net Assets Consist of:
Capital paid in on shares of beneficial interest                $ 160,100,154
Accumulated net realized gain                                      14,186,336
Net unrealized appreciation                                        22,060,289
                                                                -------------
Net Assets                                                      $ 196,346,779
                                                                =============
Class A
Shares of beneficial interest outstanding, $0.0001
  par value, unlimited authorization
  (Net Assets $194,295,709)                                        24,171,298

Net asset value per share                                               $8.04
Offering price per share
$  8.04/(1-4.75%)                                                       $8.44

Class B
Shares of beneficial interest outstanding, $0.0001
  par value, unlimited authorization
  (Net Assets $2,051,070)                                             263,024

Net asset value and offering price per share                            $7.80


                             STATEMENT OF OPERATIONS
                            YEAR ENDED APRIL 30, 1998



Investment Income
Dividends                                                $   790,402
Interest                                                     411,390
                                                         -----------
  Total investment income                                  1,201,792
                                                         -----------
Expenses
Investment advisory fee                                    1,326,599
Distribution fee--Class A                                    468,990
Distribution fee--Class B                                     19,186
Financial agent fee                                           97,806
Transfer agent                                               236,116
Registration                                                  25,186
Custodian                                                     21,706
Trustees                                                      19,732
Professional                                                  19,564
Printing                                                      13,262
Miscellaneous                                                 11,781
                                                         -----------
  Total expenses                                           2,259,928
                                                         -----------
Net investment loss                                       (1,058,136)
                                                         -----------
Net Realized and Unrealized Gain on Investments
Net realized gain on securities                           52,694,656
Net change in unrealized appreciation on investments      16,227,091
                                                         -----------
Net gain on investments                                   68,921,747
                                                         -----------
Net increase in net assets resulting from
  operations                                             $67,863,611
                                                         ===========


22                       See Notes to Financial Statements

Phoenix Equity Opportunities Fund
--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                                Year Ended         Year Ended
                                                                                              April 30, 1998     April 30, 1997
                                                                                             ----------------   ---------------
From Operations
 Net investment income (loss)                                                                 $  (1,058,136)     $    (795,274)
 Net realized gain                                                                               52,694,656         10,737,465
 Net change in unrealized appreciation (depreciation)                                            16,227,091        (33,047,467)
                                                                                              -------------      -------------
 Net increase (decrease) in net assets resulting from operations                                 67,863,611        (23,105,276)
                                                                                              -------------      -------------
From Distributions to Shareholders
 Net realized gains--Class A                                                                    (35,351,518)       (21,357,244)
 Net realized gains--Class B                                                                       (371,756)          (197,785)
 In excess of accumulated net realized gains--Class A                                                    --         (1,175,456)
 In excess of accumulated net realized gains--Class B                                                    --            (10,885)
                                                                                              -------------      -------------
 Decrease in net assets from distributions to shareholders                                      (35,723,274)       (22,741,370)
                                                                                              -------------      -------------
From Share Transactions
Class A
 Proceeds from sales of shares (580,916 and 1,544,352 shares, respectively)                       4,485,413         13,235,186
 Net asset value of shares issued from reinvestment of distributions
  (3,754,855 and 2,020,340 shares, respectively)                                                 25,457,918         16,243,531
 Cost of shares repurchased (3,877,643 and 4,096,555 shares, respectively)                      (30,879,705)       (34,291,172)
                                                                                              -------------      -------------
Total                                                                                              (936,374)        (4,812,455)
                                                                                              -------------      -------------
Class B
 Proceeds from sales of shares (46,609 and 115,267 shares, respectively)                            361,942            965,240
 Net asset value of shares issued from reinvestment of distributions
  (54,117 and 24,702 shares, respectively)                                                          357,170            195,636
 Cost of shares repurchased (83,812 and 48,133 shares, respectively)                               (638,121)          (387,617)
                                                                                              -------------      -------------
Total                                                                                                80,991            773,259
                                                                                              -------------      -------------
 Decrease in net assets from share transactions                                                    (855,383)        (4,039,196)
                                                                                              -------------      -------------
 Net increase (decrease) in net assets                                                           31,284,954        (49,885,842)
Net Assets
 Beginning of period                                                                            165,061,825        214,947,667
                                                                                              -------------      -------------
 End of period (including undistributed net investment income of $0 and $0, respectively)     $ 196,346,779      $ 165,061,825
                                                                                              =============      =============


                       See Notes to Financial Statements                      23

Phoenix Equity Opportunities Fund
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
    (Selected data for a share outstanding throughout the indicated period)


                                                                                 Class A
                                               ----------------------------------------------------------------------------
                                                                           Year Ended April 30,
                                                      1998             1997            1996           1995         1994
                                               ---------------- ---------------- ---------------- ------------ ------------
Net asset value, beginning of period                 $6.89            $8.81         $7.40          $7.31        $9.64
Income from investment operations
 Net investment income (loss)                        (0.04)(4)        (0.03)(4)     (0.04)(4)       0.04         0.05
 Net realized and unrealized gain (loss)              2.82            (0.90)         2.34           0.58         0.57
                                                  --------          -------      --------       --------     --------
  Total from investment operations                    2.78            (0.93)         2.30           0.62         0.62
                                                  --------          -------      --------       --------     --------
Less distributions
 Dividends from net investment income                   --               --            --          (0.05)       (0.05)
 Dividends from net realized gains                   (1.63)           (0.94)        (0.89)         (0.48)       (2.90)
 In excess of accumulated net realized gains            --            (0.05)           --             --           --
                                                  --------          -------      --------       --------     --------
  Total distributions                                (1.63)           (0.99)        (0.89)         (0.53)       (2.95)
                                                  --------          -------      --------       --------     --------
Change in net asset value                             1.15            (1.92)         1.41           0.09        (2.33)
                                                  --------          -------      --------       --------     --------
Net asset value, end of period                       $8.04            $6.89         $8.81          $7.40      $7.31
                                                  ========          =======      ========       ========     ========
Total return(1)                                      44.66%          (12.19)%       32.86%          9.16%        4.99%

Ratios/supplemental data:
Net assets, end of period (thousands)             $194,296          $63,396      $213,600       $179,666     $186,037

Ratio to average net assets of:
 Expenses                                             1.18%            1.23%         1.25%          1.32%        1.26%
 Net investment income (loss)                        (0.55)%          (0.39)%       (0.53)%         0.60%        0.57%
Portfolio turnover                                     371%             412%          302%           358%         167%
Average commission rate paid(5)                    $0.0632          $0.0543       $0.0600            N/A          N/A


                                                                                     Class B
                                                 --------------------------------------------------------------------------
                                                                                                             From
                                                                   Year Ended April 30,                   Inception
                                                                                                          7/19/94 to
                                                        1998                1997             1996          4/30/95
                                                     -------             -------             ----         ----------
Net asset value, beginning of period                   $6.77               $8.73            $7.39           $7.28
Income from investment operations
 Net investment income (loss)                          (0.10)(4)           (0.09)(4)        (0.10)(4)        0.00
 Net realized and unrealized gain (loss)                2.76               (0.88)            2.33            0.59
                                                     -------             -------          -------           -----
  Total from investment operations                      2.66               (0.97)           2.23             0.59
                                                     -------             -------          -------           -----
Less distributions
 Dividends from net investment income                     --                  --               --              --
 Dividends from net realized gains                     (1.63)              (0.94)           (0.89)          (0.48)
 In excess of accumulated net realized gains              --               (0.05)              --              --
                                                     -------             -------          -------           -----
  Total distributions                                  (1.63)              (0.99)           (0.89)          (0.48)
                                                     -------             -------          -------           -----
Change in net asset value                               1.03               (1.96)            1.34            0.11
                                                     -------             -------          -------           -----
Net asset value, end of period                         $7.80              $ 6.77            $8.73           $7.39
                                                     =======             =======          =======           =====
Total return(1)                                        43.58%             (12.79)%          31.92%           8.69%(3)

Ratios/supplemental data:
Net assets, end of period (thousands)                 $2,051              $1,666           $1,348            $525

Ratio to average net assets of:
 Expenses                                               1.93%               1.98%            2.06%           2.15%(2)
 Net investment income (loss)                          (1.30)%             (1.15)%          (1.18)%         (0.06)%(2)
Portfolio turnover                                       371%                412%             302 %           358%
Average commission rate paid(5)                      $0.0632             $0.0543          $0.0600             N/A

(1) Maximum sales charge is not reflected in total return calculation.
(2) Annualized
(3) Not annualized
(4) Computed using average shares outstanding.
(5) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for securities trades on which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.


24                      See Notes to Financial Statements

PHOENIX STRATEGIC EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 1998

1. SIGNIFICANT ACCOUNTING POLICIES

     Phoenix Strategic Equity Series Fund (the "Fund") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. Each Series has distinct investment objectives. The Small Cap Series seeks long-term growth of capital by investing in a diversified portfolio of securities, primarily common stock, of relatively small companies which the adviser believes have long-term investment potential. The Strategic Theme Series seeks long-term appreciation of capital through investing in securities of companies that the adviser believes are particularly well positioned to benefit from cultural, demographic, regulatory, social or technological changes worldwide. The Equity Opportunities Series seeks to achieve long-term growth of capital from investment in a diversified group of stocks or securities convertible into stocks.

     Each Series offers both Class A and Class B shares. The Strategic Theme Series also offers Class C shares and Class M shares. Class M shares have been closed to new investors. Class A shares are sold with a front-end sales charge of up to 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of each Series are borne pro rata by the holders of both classes of shares, except that each class bears distribution expenses unique to that class.

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. Security valuation:

     Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees.

B. Security transactions and related income:

     Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Series is notified. Interest income is recorded on the accrual basis. Realized gains and losses are determined on the identified cost basis.

C. Income taxes:

     Each of the Series is treated as a separate taxable entity. It is the policy of each Series in the Fund to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. In addition, each Series intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.


D. Distributions to shareholders:

     Distributions are recorded by each Series on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, partnerships, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.


E. Foreign currency translation:

     Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Fund does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

PHOENIX STRATEGIC EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 1998 (Continued)

F. Expenses:

     Expenses incurred by the Fund with respect to any two or more Series are allocated in proportion to the net assets of each Series, except where allocation of direct expense to each Series or an alternative allocation method can be more fairly made.


G. Options:

     The Fund may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies.

     The Fund will realize a gain or loss upon the expiration or closing of the option transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability in the Statement of Assets and Liabilities and subsequently marked-to-market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist for the contracts.

     The Fund may purchase options which are included in the Fund's Schedule of Investments and subsequently marked-to-market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid.


2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

     As compensation for their services to the Fund, the Advisers, Phoenix Investment Counsel, Inc. ("PIC") and National Securities and Research Corporation ("NSR"), indirect majority-owned subsidiaries of Phoenix Home Life Mutual Insurance Company ("PHL"), are entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Series:

                                                 1st          $1-2         $2+
Series                           Adviser     $1 Billion     Billion      Billion
------                           -------     ----------     -------      -------
Small Cap Series                PIC              0.75%        0.70%        0.65%
Strategic Theme Series          PIC              0.75%        0.70%        0.65%
Equity Opportunities Series     NSR              0.70%        0.65%        0.60%

     The Adviser has agreed to assume expenses and reduce the advisory fee for the benefit of the Small Cap and Strategic Theme Series to the extent that other operating expenses (excluding investment advisory fees, distribution fees, interest, taxes, brokerage fees and commissions and extraordinary expenses) exceed 0.50% and 0.40%, respectively, of the average daily net assets of each Series.

     As Distributor of the Fund's shares, Phoenix Equity Planning Corp. ("PEPCO"), an indirect majority-owned subsidiary of PHL, has advised the Fund that it retained net selling commissions of $118,943 for Class A shares and $0 for Class M shares and deferred sales charges of $940,009 for Class B shares and $0 for Class C shares, for the year ended April 30, 1998. In addition, each Series pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares, 1.00% for Class C shares and 0.50% for Class M shares applied to the average daily net assets of each Series. The Distribution Plan for Class A shares provides for fees to be paid up to a maximum on an annual basis of 0.30%; the Distributor has voluntarily agreed to limit the fee to 0.25%. The Distributor has advised the Fund that of the total amount expensed for the year ended April 30, 1998, $1,999,009 was earned by the Distributor, $1,041,727 was earned by unaffiliated participants and $122,695 was paid to W.S. Griffith, an indirect subsidiary of PHL.

     As Financial Agent of the Fund, PEPCO received a fee for bookkeeping, administration, and pricing services at an annual rate of 0.05% of average daily net assets up to $100 million, 0.04% of average daily net assets of $100 million to $300 million, 0.03% of average daily net assets of $300 million through $500 million, and 0.015% of average daily net assets greater than $500 million; a minimum fee may apply. PEPCO serves as the Fund's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the year ended April 30, 1998, transfer agent fees were $1,182,782 of which PEPCO retained $483,658 which is net of the fees paid to State Street.

     At April 30, 1998, PHL and its affiliates held shares of the Fund as follows:

                                                         Aggregate
                                           Shares     Net Asset Value
                                         ---------   ----------------
       Strategic Theme Series--Class A   539,910     $7,396,767
                             --Class B   11,984         161,305
                             --Class C    8,012         107,922
                             --Class M    8,011         108,149
  Equity Opportunities Series--Class A      154           1,238
                             --Class B   23,469         183,058

PHOENIX STRATEGIC EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 1998 (Continued)

3. PURCHASE AND SALE OF SECURITIES

     Purchases and sales of securities (excluding short-term secu-rities, options, futures, and forward currency contracts) for the year ended April 30, 1998, aggregated the following:



                                   Purchases           Sales
                               ----------------- -----------------
Small Cap Series .............  $1,419,510,129    $1,457,552,838
Strategic Theme Series .......     851,764,090       849,684,078
Equity Opportunities Series ..     680,952,516       716,100,658

     There were no purchases or sales of long-term U.S. Government securities.

     Written option activity for the year ended April 30, 1998, aggregated the following:



                                           Call Options
                                    ---------------------------
                                     Number of      Amount of
Strategic Theme Series                Options        Premiums
---------------------------------   -----------   -------------
Options outstanding at
   April 30, 1997 ...............         --               --
Options written .................        150       $  127,046
Options canceled in closing
   purchase transactions ........       (150)        (127,046)
Options expired .................         --               --
Options exercised ...............         --               --
                                        ----       ----------
Options outstanding at
   April 30, 1998 ...............         --       $       --
                                        ====       ==========

4. CAPITAL LOSS CARRYOVERS

     For the year ended April 30, 1998, Small Cap Series was able to utilize losses deferred in the prior year against current year capital gains in the amount of $20,746,935.

     Under current tax law, capital losses realized after October 31, 1997 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended April 30, 1998, prior year losses deferred were utilized as follows: Small Cap Series $377,891 and Equity Opportunities Series $861,291.


5. RECLASS OF CAPITAL ACCOUNTS

     In accordance with accounting pronouncements, the Series of the Fund have recorded several reclassifications in the capital accounts. These reclassifications have no impact on the net asset value of the Series and are designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to the shareholder. As of April 30, 1998, the Series recorded the following reclassifications to increase (decrease) the accounts listed below:



                                                                    Capital paid
                                   Undistributed     Accumulated    in on shares
                                  net investment    net realized    of beneficial
                                      income         gain (loss)      interest
                                 ---------------- ---------------- --------------
Small Cap Series ...............    $2,593,774      $ (2,593,774)           --
Strategic Theme Series .........       762,834          (762,834)           --
Equity Opportunities
   Series ......................     1,058,136        (1,041,903)    $ (16,233)

TAX INFORMATION NOTICE (Unaudited)

     For the fiscal year ended April 30, 1998, the Series distributed long-term capital gain dividends as follows:



                                     28% rate gain     20% rate gain
            Portfolio                distributions     distributions
---------------------------------   ---------------   --------------
Small Cap Series ................      $4,150,995        $587,729
Strategic Theme Series ..........          13,428              --
Equity Opportunities Series .....       8,557,937         283,820


This report is not authorized for distribution to prospective investors in the Phoenix Strategic Equity Series Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

                        REPORT OF INDEPENDENT ACCOUNTANTS


Price Waterhouse LLP

                                                         [PRICE WATERHOUSE LOGO]


To the Trustees and Shareholders of
Phoenix Strategic Equity Series Fund

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments (except for bond ratings), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Phoenix Small Cap Fund, the Phoenix Strategic Theme Fund and the Phoenix Equity Opportunities Fund (constituting separate series of the Phoenix Strategic Equity Series Fund, hereinafter referred to as the "Fund") at April 30, 1998, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 1998 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.


/s/ Price Waterhouse LLP



Boston, Massachusetts
June 18, 1998

PHOENIX STRATEGIC EQUITY SERIES FUND

101 Munson Street
Greenfield, Massachusetts 01301

Trustees

Robert Chesek
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Philip R. McLoughlin
Everett L. Morris
James M. Oates
Calvin J. Pedersen
Herbert Roth, Jr.
Richard E. Segerson
Lowell P. Weicker, Jr.

Officers

Philip R. McLoughlin, President
Michael E. Haylon, Executive Vice President
Ron K. Jacks, Senior Vice President
Richard D. Little, Senior Vice President
William J. Newman, Senior Vice President
Gail P. Seneca, Senior Vice President
William E. Keen, III, Vice President
William R. Moyer, Vice President
Leonard J. Saltiel, Vice President
Nancy G. Curtiss, Treasurer
G. Jeffrey Bohne, Secretary


Investment Adviser for Phoenix Equity
Opportunities Fund

National Securities & Research Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

Investment Adviser for Phoenix Strategic Theme
Fund and Phoenix Small Cap Fund

Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, Connecticut 06115-0480

Principal Underwriter

Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

Transfer Agent

Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, Massachusetts 02101

Independent Accountants

Price Waterhouse LLP
160 Federal Street
Boston, Massachusetts 02110

How to Contact Us


Customer Service                 1-800-243-1574 (option 0)
Automated Voice Response Unit    1-800-243-1574 (option 1)
Investment Strategy Hotline      1-800-243-4361 (option 2)
Marketing Department             1-800-243-4361 (option 3)
Text Telephone                   1-800-243-1926

                                                              ------------------
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PO Box 2200                                                     U.S. POSTAGE
Enfield CT 06083-2200                                               PAID
                                                               SPRINGFIELD, MA
                                                               PERMIT NO. 444
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